Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 13, 2019
Registrant Name	IndexIQ ETF Trust
Entity Central Index Key	0001415995
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 13, 2019
Document Effective Date	Dec. 13, 2019
Prospectus Date	Aug. 29, 2019
IQ Candriam ESG US Equity ETF | IQ Candriam ESG US Equity ETF
Prospectus:
Trading Symbol	IQSU
IQ Candriam ESG International Equity ETF | IQ Candriam ESG International Equity ETF
Prospectus:
Trading Symbol	IQSI